NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
NON-CURRENT LIABILITIES:
Schedule of non-current liabilities

	December 31,
	2022	2021
Deferred revenues (a)	4,669	3,157
Lease liabilities (b)	254	254
Other liabilities	-	8

Total non-current liabilities	$4,923	$3,419

a.	Including an amount of $1,479 relating to deferred distribution fees received as of the both years ended December 31, 2022 and 2021, respectively. For more information see note 14c.

Schedule of lease liabilities

December 31, 2022:	U.S. dollars in
thousands
Maturity analysis:
Less than one year	265
One to five years	269
Total lease commitments	534
Impact of discounting remaining lease payments	(46)
Lease liabilities as of December 31, 2022:	488

Current	234
Non-current	254

Total	$488

December 31, 2021:	U.S. dollars in thousands
Maturity analysis:
Less than one year	537
One to five years	258
Total lease commitments	795
Impact of discounting remaining lease payments	(41)
Total lease liabilities as of December 31, 2021	754

Current	500
Non-current	254

Total	$754